UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   9-30-05

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            11-03-05

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              28

Form 13F Information Table Value Total:                          572,304
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                             TITLE                             SH/PRN;
        NAME OF ISSUE       OF CLASS     CUSIP      (X$1000)   PUT/CALL   DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                               SOLE   SHARED   NONE
Affiliated Managers Group      Com     008252108     34,438    475,529SH   SOLE      N/A       342,305  0     133,224
Allied Cap Corp New            Com     01903Q108     22,388    781,990SH   SOLE      N/A       563,120  0     218,870
American Capital Strategies    Com     024937104     28,407    774,874SH   SOLE      N/A       564,254  0     210,620
Ambac Finl Group Inc           Com     023139108     26,733    370,985SH   SOLE      N/A       271,735  0      99,250
Commerce Bancorp Inc NJ        Com     200519106     25,715    837,890SH   SOLE      N/A       610,370  0     227,520
Countrywide Financial Corp     Com     222372104     43,375  1,315,187SH   SOLE      N/A       943,946  0     371,241
Exxon Mobil Corp               Com     30231G102        211      3,328SH   SOLE      N/A             0  0       3,328
Fidelity Natl Finl Inc         Com     316326107     30,702    689,622SH   SOLE      N/A       503,377  0     186,245
General Growth Pptys Inc       Com     370021107     14,382    320,090SH   SOLE      N/A       249,800  0      70,290
Gladstone Capital Corp         Com     376535100      4,926    218,452SH   SOLE      N/A       160,132  0      58,320
Gladstone Coml Corp            Com     376536108      1,431     85,210SH   SOLE      N/A        76,390  0       8,820
HCC Ins Hldgs Inc              Com     404132102     24,686    865,272SH   SOLE      N/A       635,832  0     229,440
Intrawest Corporation        Com New   460915200     27,378  1,002,861SH   SOLE      N/A       730,096  0     272,765
iStar Finl Inc                 Com     45031U101     20,711    512,268SH   SOLE      N/A       380,168  0     132,100
JPMorgan & Chase & Co          Com     46625H100     18,263    538,259SH   SOLE      N/A       394,904  0     143,355
Kimco Realty Corp              Com     49446R109     20,760    660,710SH   SOLE      N/A       473,846  0     186,864
Kinder Morgan Inc Kans         Com     49455P101     31,158    324,025SH   SOLE      N/A       234,300  0      89,725
Level 3 Communications Inc     Com     52729N100      7,343  3,165,020SH   SOLE      N/A     2,228,680  0     936,340
MBIA Inc                       Com     55262C100     26,974    444,974SH   SOLE      N/A       323,267  0     121,707
Nabors Industries Ltd          Shs     G6359F103     29,034    404,208SH   SOLE      N/A       294,331  0     109,877
NCI Building Sys Inc           Com     628852105     13,367    327,704SH   SOLE      N/A       235,572  0      92,132
Nucor Corp                     Com     670346105     16,242    275,330SH   SOLE      N/A       205,300  0      70,030
Radian Group Inc               Com     750236101     31,245    588,426SH   SOLE      N/A       422,713  0     165,713
SL Green Rlty Corp             Com     78440X101      2,533     37,156SH   SOLE      N/A        30,856  0       6,300
Suncor Energy Inc              Com     867229106     17,123    282,890SH   SOLE      N/A       207,455  0      75,435
Triad Gty Inc                  Com     895925105     16,993    433,264SH   SOLE      N/A       310,112  0     123,152
UTStarcom Inc                  Com     918076100      5,380    658,490SH   SOLE      N/A       474,070  0     184,420
Wells Fargo & Co New           Com     949746101     30,406    519,134SH   SOLE      N/A       378,847  0     140,287

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